EQUITY METHOD INVESTMENTS (Schedule of Equity Method Investments) (Parenthetical) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	[1]	Jul. 31, 2015	Dec. 28, 2012
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	59.51% [1]	59.51%			44.55%
Purchase price of entity				¥ 45,410	¥ 14,340
PTC GP Management LLC [Member]
Schedule of Equity Method Investments [Line Items]
Voting interest acquired				17.07%
Equity interest in equity method investment					45.00%
Maximum voting percentage required to pass resolution	50.00%

[1]	On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A. In accordance with PTC GP Management LLC’s regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore the regulation can only amended at the request by managers or super majority (more than 2/3) of member interest. Thus the Group is not able to control PTC GP Management LLC. According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. The Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group’s share of the net profit or loss of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was a loss of RMB5,572 a loss of RMB127 and a loss of RMB 17,697 (US$ 2,720) for the years ended December 31,2015 2016 and 2017 respectively. Total cash distribution received by the Group from PTC was RMB24,316,RMB9,359 and RMB 6,227 (US$ 957) for the years ended December 31, 2016and 2017, respectively. The differences between the carrying value of the investment in PTC and the underlying equity in the net assets of PTC was RMB107,139 and RMB34,206 on December 28, 2012 and July 31, 2015, respectively, which were mainly arisen from the identified intangibles in the purchase price allocation and are amortized in the remaining useful life.. The amount of the Group’s underlying equity in the net assets of PTC was RMB73,570 and RMB19,658 on December 28, 2012 and July 31, 2015, respectively.